WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated Schedule of investments (unaudited)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 113.8%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	147,469,893	$174,903,675	(a)
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	6,458,100	7,961,798
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	16,104,500	21,818,819
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	25,392,276	32,826,241
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	100,613,210	142,504,969	(a)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	12,051,200	17,615,395	(a)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	18,590,791	27,502,345	(a)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	26,513,020	31,562,678
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	55,926,205	75,127,568	(a)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	12,167,430	14,597,917	(b)
U.S. Treasury Bonds, Inflation Indexed	0.125%	2/15/51	6,102,867	6,305,613
U.S. Treasury Notes, Inflation Indexed	0.625%	7/15/21	11,556,900	11,775,171
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/22	37,977,720	38,854,949
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/22	81,399,800	83,698,682	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	79,287,600	82,436,524	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	36,110,720	37,799,997	(b)
U.S. Treasury Notes, Inflation Indexed	0.625%	4/15/23	67,637,280	71,842,975
U.S. Treasury Notes, Inflation Indexed	0.500%	4/15/24	17,557,090	18,986,471
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	56,192,237	62,713,323	(a)

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $872,474,056)				960,835,110

CORPORATE BONDS & NOTES - 10.4%
COMMUNICATION SERVICES - 0.0%††
Media - 0.0%††
Comcast Corp., Senior Notes	3.100%	4/1/25	30,000	32,489

Wireless Telecommunication Services - 0.0%††
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	100,000	110,252	(c)

TOTAL COMMUNICATION SERVICES				142,741

ENERGY - 5.3%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	31,000	34,555

Oil, Gas & Consumable Fuels - 5.3%
Apache Corp., Senior Notes	5.250%	2/1/42	910,000	949,812
Apache Corp., Senior Notes	4.250%	1/15/44	2,630,000	2,465,625
BP Capital Markets America Inc., Senior Notes	2.937%	4/6/23	50,000	52,703
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	110,000	119,933
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	580,000	649,100

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2021 Quarterly Report	1

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Chevron USA Inc., Senior Notes	3.900%	11/15/24	500,000	$555,017
Chevron USA Inc., Senior Notes	4.950%	8/15/47	3,210,000	4,155,250
Continental Resources Inc., Senior Notes	4.900%	6/1/44	2,250,000	2,253,544
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	2,880,000	3,102,169
EOG Resources Inc., Senior Notes	4.375%	4/15/30	70,000	82,258
EOG Resources Inc., Senior Notes	4.950%	4/15/50	250,000	317,083
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	6,590,000	7,790,628
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	660,000	678,530
Gazprom PJSC Via Gaz Capital SA, Senior Notes	5.150%	2/11/26	3,720,000	4,213,547	(c)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	4,000,000	4,460,200	(c)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	26,000	26,845	(c)
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	330,000	352,744
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	2,690,000	2,911,925
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	3,690,000	4,208,906
Range Resources Corp., Senior Notes	5.000%	3/15/23	673,000	677,627
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	2,350,000	2,950,747
YPF SA, Senior Notes	8.500%	7/28/25	1,700,000	1,217,625	(d)

Total Oil, Gas & Consumable Fuels				44,191,818

TOTAL ENERGY				44,226,373

FINANCIALS - 1.1%
Banks - 0.9%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,234,000	1,357,440
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	4,480,000	6,001,420	(e)

Total Banks				7,358,860

Diversified Financial Services - 0.2%
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate or 30 year Treasury Constant Maturity Rate) + 1.800%)	3.480%	12/21/65	2,084,000	1,740,661	(c)(e)

See Notes to Consolidated Schedule of Investments.

2	Western Asset Inflation-Linked Opportunities & Income Fund 2021 Quarterly Report

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.0%††
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/21	48,493	$67,283	(c)(f)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%, 6.000% floor)	6.000%	2/12/23	177,607	178,495	(c)(e)

Total Insurance				245,778

TOTAL FINANCIALS				9,345,299

HEALTH CARE - 1.0%
Pharmaceuticals - 1.0%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	2,870,000	3,184,982	(c)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	1,970,000	2,182,100	(c)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	2,620,000	2,857,988	(c)

TOTAL HEALTH CARE				8,225,070

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.5%
General Dynamics Corp., Senior Notes	4.250%	4/1/40	30,000	36,737
General Dynamics Corp., Senior Notes	4.250%	4/1/50	3,470,000	4,323,764

Total Aerospace & Defense				4,360,501

Industrial Conglomerates - 0.1%
General Electric Co., Senior Notes	3.450%	5/1/27	100,000	109,890
General Electric Co., Senior Notes	3.625%	5/1/30	210,000	229,408
General Electric Co., Senior Notes	4.250%	5/1/40	230,000	255,745
General Electric Co., Senior Notes	4.350%	5/1/50	290,000	323,066

Total Industrial Conglomerates				918,109

TOTAL INDUSTRIALS				5,278,610

INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Inc., Senior Notes	4.700%	4/15/25	400,000	451,755

MATERIALS - 2.3%
Metals & Mining - 2.3%
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	570,000	619,519	(c)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	1,630,000	1,850,732	(c)
Antofagasta PLC, Senior Notes	2.375%	10/14/30	1,110,000	1,104,173	(c)
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	330,000	429,453
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	1,170,000	1,645,926
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	1,620,000	2,204,881

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2021 Quarterly Report	3

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	2,330,000	$2,821,366	(c)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	750,000	818,111	(c)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	500,000	561,938	(c)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	1,630,000	1,820,709	(c)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	3,440,000	4,335,212
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	1,360,000	1,511,877

TOTAL MATERIALS				19,723,897

TOTAL CORPORATE BONDS & NOTES (Cost - $79,760,188)				87,393,745

COLLATERALIZED MORTGAGE OBLIGATIONS(g) - 7.8%
Banc of America Funding Trust, 2015-R2 4A2 (1 mo. USD LIBOR + 0.165%)	0.361%	9/29/36	13,602,259	12,787,796	(c)(e)
Banc of America Funding Trust, 2015-R2 5A2	0.374%	9/29/36	8,546,782	7,362,285	(c)(e)
BHMS, 2018-ATLS D (1 mo. USD LIBOR + 2.250%)	2.362%	7/15/35	4,220,000	4,171,035	(c)(e)
BXMT Ltd., 2020-FL2 A (1 mo. USD LIBOR + 0.900%)	1.008%	2/16/37	1,310,000	1,312,782	(c)(e)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	993,165	192,922
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	3,690,000	3,791,751	(c)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M2	4.000%	8/25/56	5,170,000	5,236,762	(c)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	3.568%	10/25/29	2,660,000	2,761,924	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA4 M2 (1 mo. USD LIBOR + 3.750%)	3.868%	8/25/50	1,220,000	1,237,521	(c)(e)
Federal National Mortgage Association (FNMA) - CAS, 2017-C06 1B1 (1 mo. USD LIBOR + 4.150%)	4.268%	2/25/30	2,950,000	3,080,388	(c)(e)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1M2 (1 mo. USD LIBOR + 2.100%)	2.218%	10/25/39	1,965,607	1,971,318	(c)(e)

See Notes to Consolidated Schedule of Investments.

4	Western Asset Inflation-Linked Opportunities & Income Fund 2021 Quarterly Report

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - continued
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.895%	2/12/49	508,590		$251,285	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.632%	2/15/51	39,649		37,110	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN FFL (1 mo. USD LIBOR + 2.500%)	2.607%	1/16/37	3,952,500		3,691,377	(c)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFL (1 mo. USD LIBOR + 3.000%)	3.107%	1/16/37	3,957,600		3,488,626	(c)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.688%	1/16/37	4,570,000		4,192,008	(c)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN XHFL, IO	0.600%	1/16/37	11,560,000		38,655	(c)(e)
Lehman Mortgage Trust, 2006-5 2A2, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	7.032%	9/25/36	2,684,650		683,544	(e)
Morgan Stanley Mortgage Loan Trust, 2007-11AR 2A3	2.742%	6/25/37	81,558		62,070	(e)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	2,530,000		2,653,282	(c)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%, 3.511% floor)	3.511%	4/18/24	5,700,000		5,635,009	(c)(e)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	1.378%	2/25/46	1,524,614		1,456,044	(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $61,342,488)					66,095,494

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 5.8%
Argentina - 0.0%††
Argentina Treasury Bond	1.000%	8/5/21	17,920,367	ARS	124,289	(h)

Brazil - 2.1%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/30	28,566,599	BRL	6,108,620
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/50	50,207,961	BRL	11,637,201

Total Brazil					17,745,821

Canada - 0.7%
Canada Government Real Return Bond	1.500%	12/1/44	3,530,083	CAD	3,575,048
Canada Government Real Return Bond	0.500%	12/1/50	3,055,279	CAD	2,607,022

Total Canada					6,182,070

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2021 Quarterly Report	5

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 1.4%
Mexican Udibonos	2.000%	6/9/22	234,640,315	MXN	$11,310,171

Russia - 0.8%
Russian Federal Inflation Linked Bond - OFZ	2.500%	2/2/28	516,161,942	RUB	6,907,203

Uruguay - 0.8%
Uruguay Government International Bond	4.250%	4/5/27	256,904,910	UYU	6,823,278

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $57,428,325)					49,092,832

SOVEREIGN BONDS - 5.6%
Argentina - 0.0%††
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	26,750,000	ARS	113,159	(h)

Brazil - 0.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	4,090,000	BRL	781,604
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	2,446,000	BRL	477,261

Total Brazil					1,258,865

Chile - 0.9%
Bonos de la Tesoreria de la Republica en pesos, Bonds	5.000%	3/1/35	4,785,000,000	CLP	7,540,825

Indonesia - 1.6%
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	400,000		443,745	(c)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	1,790,000		1,931,292
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	430,000		511,765	(c)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	880,000		1,002,069	(c)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	2,010,000		2,184,867
Indonesia Treasury Bond	7.000%	5/15/27	100,812,000,000	IDR	7,405,364

Total Indonesia					13,479,102

Mexico - 2.1%
Mexican Bonos, Bonds	8.000%	11/7/47	51,280,000	MXN	2,688,444
Mexican Bonos, Senior Notes	7.750%	11/13/42	217,320,000	MXN	11,146,137
Mexico Government International Bond, Senior Notes	4.500%	4/22/29	3,720,000		4,177,132

Total Mexico					18,011,713

See Notes to Consolidated Schedule of Investments.

6	Western Asset Inflation-Linked Opportunities & Income Fund 2021 Quarterly Report

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	280,000		$300,143	(c)

Russia - 0.4%
Russian Federal Bond - OFZ	7.050%	1/19/28	250,000,000	RUB	3,464,525

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	3.875%	4/16/50	2,550,000		2,809,218	(c)

TOTAL SOVEREIGN BONDS (Cost - $49,086,047)					46,977,550

ASSET-BACKED SECURITIES - 0.4%
Bear Stearns Asset Backed Securities Trust, 2007-SD2 2A1 (1 mo. USD LIBOR + 0.400%)	0.518%	9/25/46	38,341		37,690	(e)
Origen Manufactured Housing Contract Trust, 2007-B A1 (1 mo. USD LIBOR + 1.200%)	1.312%	10/15/37	3,659,800		3,652,586	(c)(e)
Security National Mortgage Loan Trust, 2006-3A A2	5.830%	1/25/37	28,427		28,451	(c)(e)

TOTAL ASSET-BACKED SECURITIES (Cost - $3,402,866)					3,718,727

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,123,493,970)					1,214,113,458

			SHARES
SHORT-TERM INVESTMENTS - 0.4%
Dreyfus Government Cash Management, Institutional Shares (Cost - $3,409,655)	0.030%		3,409,655		3,409,655

TOTAL INVESTMENTS - 144.2% (Cost - $1,126,903,625)					1,217,523,113
Liabilities in Excess of Other Assets - (44.2)%					(373,114,305)

TOTAL NET ASSETS - 100.0%					$844,408,808

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2021 Quarterly Report	7

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated Schedule of investments (unaudited) (cont’d)	February 28, 2021

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CLP	— Chilean Peso
CMT	— Constant Maturity Treasury
GTD	— Guaranteed
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PJSC	— Private Joint Stock Company
RUB	— Russian Ruble
USD	— United States Dollar
UYU	— Uruguayan Peso

See Notes to Consolidated Schedule of Investments.

8	Western Asset Inflation-Linked Opportunities & Income Fund 2021 Quarterly Report

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated Schedule of investments (unaudited) (cont’d)	February 28, 2021

At February 28, 2021, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Credit Suisse	2.600%	4/8/2019	TBD**	$20,137,500	U.S. Treasury Inflation Protected Securities	$23,347,469
Morgan Stanley & Co. Inc.	0.200%	12/11/2020	6/11/2021	374,025,000	U.S. Treasury Inflation Protected Securities Cash	372,924,376 7,686,000

				$394,162,500		$403,957,845

*	Refer to the Consolidated Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of February 28, 2021.

At February 28, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Brent Crude	374	12/21	$22,869,700	$22,664,400	$(205,300)
Copper	287	5/21	27,222,667	29,363,687	2,141,020
Euro	60	3/21	9,109,425	9,061,125	(48,300)
Gold 100 Ounce	164	4/21	30,230,530	28,352,320	(1,878,210)
Mexican Peso	388	3/21	9,724,250	9,249,920	(474,330)
U.S. Treasury 10-Year Notes	1,466	6/21	196,457,056	194,565,688	(1,891,368)
U.S. Treasury Ultra Long-Term Bonds	260	6/21	50,011,259	49,156,250	(855,009)
WTI Crude	301	8/21	16,974,164	17,897,460	923,296

					(2,288,201)

Contracts to Sell:
British Pound	67	3/21	5,596,008	5,839,888	(243,880)
U.S. Treasury 5-Year Notes	902	6/21	112,560,767	111,819,812	740,955
U.S. Treasury Long-Term Bonds	702	6/21	112,963,568	111,771,562	1,192,006
WTI Crude	301	4/21	17,502,397	18,511,500	(1,009,103)

					679,978

Net unrealized depreciation on open futures contracts					$(1,608,223)

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2021 Quarterly Report	9

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated Schedule of investments (unaudited) (cont’d)	February 28, 2021

At February 28, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,865,130	EUR	8,910,000	BNP Paribas SA	4/19/21	$101,101
USD	11,338,591	EUR	9,270,000	BNP Paribas SA	4/19/21	139,651
BRL	12,310,931	USD	2,259,508	Citibank N.A.	4/19/21	(67,079)
BRL	25,450,000	USD	4,810,782	Citibank N.A.	4/19/21	(278,443)
COP	54,160,819,992	USD	15,667,453	Citibank N.A.	4/19/21	(844,457)
EUR	6,700,000	USD	8,069,273	Citibank N.A.	4/19/21	24,891
GBP	4,241,448	USD	5,757,656	Citibank N.A.	4/19/21	153,173
JPY	897,550,000	USD	8,708,160	Citibank N.A.	4/19/21	(282,386)
RUB	939,850,000	USD	12,474,781	Citibank N.A.	4/19/21	54,727
RUB	1,320,810,000	USD	17,528,998	Citibank N.A.	4/19/21	79,236
USD	543,615	AUD	696,486	Citibank N.A.	4/19/21	7,600
USD	5,247,943	CAD	6,648,383	Citibank N.A.	4/19/21	23,312
USD	3,014,249	MXN	60,820,000	Citibank N.A.	4/19/21	124,152
USD	11,126,160	MXN	224,270,000	Citibank N.A.	4/19/21	469,107
USD	11,661,009	MXN	235,290,000	Citibank N.A.	4/19/21	480,299
BRL	12,620,000	USD	2,329,531	Goldman Sachs Group Inc.	4/19/21	(82,060)
EUR	23,200,000	USD	28,008,432	Goldman Sachs Group Inc.	4/19/21	19,120
RUB	455,124,058	USD	6,045,670	Goldman Sachs Group Inc.	4/19/21	21,767
USD	938,949	CAD	1,200,000	Goldman Sachs Group Inc.	4/19/21	(4,070)
USD	5,312,781	EUR	4,357,846	Goldman Sachs Group Inc.	4/19/21	48,136
USD	6,591,540	EUR	5,360,000	Goldman Sachs Group Inc.	4/19/21	116,210
USD	8,460,766	EUR	6,880,000	Goldman Sachs Group Inc.	4/19/21	149,147
USD	2,536,456	MXN	50,734,444	Goldman Sachs Group Inc.	4/19/21	125,613
IDR	52,969,535,174	USD	3,778,276	JPMorgan Chase & Co.	4/19/21	(75,749)
INR	642,419,942	USD	8,672,561	JPMorgan Chase & Co.	4/19/21	(6,981)
MYR	41,682,245	USD	10,409,631	Morgan Stanley & Co. Inc.	4/19/21	(129,052)
USD	8,896,223	CLP	6,204,483,648	Morgan Stanley & Co. Inc.	4/19/21	318,191

Total						$685,156

See Notes to Consolidated Schedule of Investments.

10	Western Asset Inflation-Linked Opportunities & Income Fund 2021 Quarterly Report

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated Schedule of investments (unaudited) (cont’d)	February 28, 2021

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
RUB	— Russian Ruble
USD	— United States Dollar

At February 28, 2021, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$56,637,000	8/31/24	3-Month LIBOR quarterly	0.380% semi-annually	$15,609	$(331,163)
	22,250,000	11/30/24	Daily U.S. Federal Funds Intraday Effective Rate annually	0.100% annually	11,817	(297,132)
	14,120,000	4/7/25	0.802%*	CPURNSA*	91,118	887,502

Total	$93,007,000				$118,544	$259,207

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Markit CDX.NA.HY.35 Index	$64,930,000	12/20/25	5.000% quarterly	$5,391,028	$2,562,795	$2,828,233
Markit CDX.NA.IG.34 Index	55,903,000	6/20/25	1.000% quarterly	875,007	(526,079)	1,401,086
Markit CDX.NA.IG.35 Index	115,591,000	12/20/25	1.000% quarterly	2,420,399	2,684,599	(264,200)

Total	$236,424,000			$8,686,434	$4,721,315	$3,965,119

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2021 Quarterly Report	11

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated Schedule of investments (unaudited) (cont’d)	February 28, 2021

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	One time payment made at termination date.

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index
LIBOR	— London Interbank Offered Rate

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

12	Western Asset Inflation-Linked Opportunities & Income Fund 2021 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Inflation-Linked Opportunities & Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on February 25, 2004.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective. Under normal market conditions and at the time of purchase, the Fund will invest at least 80% of its total managed assets in inflation-linked securities. The Fund may invest up to 100% of its total managed assets in non-U.S. dollar investments. The Fund may also invest up to 40% of its total managed assets in below investment grade securities. If a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

The Fund may gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Western Asset Inflation-Linked Opportunities & Income Fund CFC (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary; although 10% of total managed assets may be utilized for commodity-related strategies. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the

13

Notes to Consolidated Schedule of Investments (unaudited) (continued)

manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information

14

Notes to Consolidated Schedule of Investments (unaudited) (continued)

generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$960,835,110	—	$960,835,110
Corporate Bonds & Notes	—	87,393,745	—	87,393,745
Collateralized Mortgage Obligations	—	66,095,494	—	66,095,494
Non-U.S. Treasury Inflation Protected Securities	—	49,092,832	—	49,092,832
Sovereign Bonds	—	46,977,550	—	46,977,550
Asset-Backed Securities	—	3,718,727	—	3,718,727

Total Long-Term Investments	—	1,214,113,458	—	1,214,113,458

Short-Term Investments†	$3,409,655	—	—	3,409,655

Total Investments	$3,409,655	$1,214,113,458	—	$1,217,523,113

15

Notes to Consolidated Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$4,997,277	—	—	$4,997,277
Forward Foreign Currency Contracts	—	$2,455,433	—	2,455,433
Centrally Cleared Interest Rate Swaps	—	887,502	—	887,502
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	4,229,319	—	4,229,319

Total Other Financial Instruments	$4,997,277	$7,572,254	—	$12,569,531

Total	$8,406,932	$1,221,685,712	—	$1,230,092,644

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$6,605,500	—	—	$6,605,500
Forward Foreign Currency Contracts	—	$1,770,277	—	1,770,277
Centrally Cleared Interest Rate Swaps	—	628,295	—	628,295
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	264,200	—	264,200

Total	$6,605,500	$2,662,772	—	$9,268,272

†	See Consolidated Schedule of Investments for additional detailed categorizations.

16